Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	27	9
Realized gains	0	1
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	9	330
Realized gains	0	154